Transactions with non interesting - Non interesting interests and the impact (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total impact of transactions with non-controlling interests	¥ 2,635	¥ (7,824)	¥ (771)
Reserves
Total impact of transactions with non-controlling interests	2,640	(5,248)	(3,079)
Non-controlling interests
Total impact of transactions with non-controlling interests	(5)	(2,576)	2,308
Huizhou Pengai
Acquisition of additional interests in subsidiaries			(180)
Huizhou Pengai | Reserves
Acquisition of additional interests in subsidiaries			410
Huizhou Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries			(590)
Changsha Pengai
Acquisition of additional interests in subsidiaries		(1,050)
Changsha Pengai | Reserves
Acquisition of additional interests in subsidiaries		(539)
Changsha Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries		(511)
Chongqing Pengai
Acquisition of additional interests in subsidiaries		(1,250)	(6,250)
Chongqing Pengai | Reserves
Acquisition of additional interests in subsidiaries		(867)	(3,820)
Chongqing Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries		(383)	(2,430)
Shenzhen Pengai Xiuqi Medical Aesthetic Clinic Co. Ltd.
Disposal of interests in subsidiaries without loss of control			1,320
Shenzhen Pengai Xiuqi Medical Aesthetic Clinic Co. Ltd. | Non-controlling interests
Disposal of interests in subsidiaries without loss of control			1,320
Guangzhou Pengai
Acquisition of additional interests in subsidiaries		(3,008)
Disposal of interests in subsidiaries without loss of control	2,760	940	1,880
Guangzhou Pengai | Reserves
Acquisition of additional interests in subsidiaries		(1,946)
Disposal of interests in subsidiaries without loss of control	2,613	642	681
Guangzhou Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries		(1,062)
Disposal of interests in subsidiaries without loss of control	147	298	1,199
Hangzhou Pengai
Acquisition of additional interests in subsidiaries		(4,906)
Disposal of interests in subsidiaries without loss of control			2,459
Hangzhou Pengai | Reserves
Acquisition of additional interests in subsidiaries		(2,389)
Disposal of interests in subsidiaries without loss of control			(350)
Hangzhou Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries		(2,517)
Disposal of interests in subsidiaries without loss of control			¥ 2,809
Nanchang Pengai
Disposal of interests in subsidiaries without loss of control		950
Nanchang Pengai | Reserves
Disposal of interests in subsidiaries without loss of control		(161)
Nanchang Pengai | Non-controlling interests
Disposal of interests in subsidiaries without loss of control		1,111
Yantai Pengai Jiayan
Disposal of interests in subsidiaries without loss of control		500
Yantai Pengai Jiayan | Reserves
Disposal of interests in subsidiaries without loss of control		12
Yantai Pengai Jiayan | Non-controlling interests
Disposal of interests in subsidiaries without loss of control		¥ 488
Shanghai Pengai
Acquisition of additional interests in subsidiaries	(125)
Shanghai Pengai | Reserves
Acquisition of additional interests in subsidiaries	92
Shanghai Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries	(217)
Shanghai Jiahong | Reserves
Disposal of interests in subsidiaries without loss of control	(65)
Shanghai Jiahong | Non-controlling interests
Disposal of interests in subsidiaries without loss of control	¥ 65